Short-Term Loans (Details) ¥ in Millions, $ in Millions	Feb. 28, 2025	Feb. 21, 2024 USD ($)	Feb. 21, 2024 CNY (¥)
Short-Term Loans [Abstract]
Short term debt		$ 1.4	¥ 10
Annual interest rate	3.30%	2.95%	2.95%
Maturity date of the loan	February 17, 2026	February 20, 2025	February 20, 2025